Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.03871%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,800,899.50

Principal:
Principal Collections	$35,799,021.32
Prepayments in Full	$18,766,537.54
Liquidation Proceeds	$633,050.37
Recoveries	$33,381.45
Sub Total	$55,231,990.68
Collections	$59,032,890.18

Purchase Amounts:
Purchase Amounts Related to Principal	$574,474.73
Purchase Amounts Related to Interest	$5,032.48
Sub Total	$579,507.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$59,612,397.39

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$59,612,397.39
Servicing Fee	$1,328,961.04	$1,328,961.04	$0.00	$0.00	$58,283,436.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$58,283,436.35
Interest - Class A-2a Notes	$654,826.55	$654,826.55	$0.00	$0.00	$57,628,609.80
Interest - Class A-2b Notes	$313,795.07	$313,795.07	$0.00	$0.00	$57,314,814.73
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$56,381,337.23
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$56,062,053.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,062,053.23
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$55,953,620.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,953,620.31
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$55,876,724.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$55,876,724.48
Regular Principal Payment	$71,989,230.41	$55,876,724.48	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$59,612,397.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$55,876,724.48
Total					$55,876,724.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$39,644,464.30	$75.50	$654,826.55	$1.25	$40,299,290.85	$76.75
Class A-2b Notes	$16,232,260.18	$75.50	$313,795.07	$1.46	$16,546,055.25	$76.96
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$55,876,724.48	$30.27	$2,406,711.87	$1.30	$58,283,436.35	$31.57

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$436,551,035.95	0.8313674	$396,906,571.65	0.7558685
Class A-2b Notes	$178,743,996.81	0.8313674	$162,511,736.63	0.7558685
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,442,255,032.76	0.7814305	$1,386,378,308.28	0.7511559

Pool Information
Weighted Average APR	2.892%	2.876%
Weighted Average Remaining Term	51.00	50.19
Number of Receivables Outstanding	67,987	66,479
Pool Balance	$1,594,753,247.43	$1,538,363,664.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,472,128,182.39	$1,420,267,826.12
Pool Factor	0.7984372	0.7702049

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$118,095,837.95
Targeted Overcollateralization Amount	$168,097,861.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$151,985,355.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		158	$616,499.40
(Recoveries)		17	$33,381.45
Net Loss for Current Collection Period			$583,117.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4388%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2033%
Second Prior Collection Period			0.2937%
Prior Collection Period			0.4461%
Current Collection Period			0.4467%
Four Month Average (Current and Prior Three Collection Periods)			0.3474%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		976	$2,171,908.67
(Cumulative Recoveries)			$49,849.83
Cumulative Net Loss for All Collection Periods			$2,122,058.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1062%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,225.32
Average Net Loss for Receivables that have experienced a Realized Loss			$2,174.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.61%	382	$9,324,401.82
61-90 Days Delinquent	0.07%	43	$1,085,204.40
91-120 Days Delinquent	0.02%	9	$249,651.68
Over 120 Days Delinquent	0.01%	4	$87,575.23
Total Delinquent Receivables	0.70%	438	$10,746,833.13

Repossession Inventory:
Repossessed in the Current Collection Period		27	$807,232.83
Total Repossessed Inventory		38	$1,116,455.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0576%
Prior Collection Period			0.0780%
Current Collection Period			0.0842%
Three Month Average			0.0733%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0925%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer